EMPLOYEE POST-RETIREMENT BENEFITS (Tables)	12 Months Ended
Dec. 31, 2020
Retirement Benefits [Abstract]
Schedule of Contributions for Defined Benefit Plans
Total cash contributions by the Company for employee post-retirement benefits were as follows:

year ended December 31	2020	2019	2018
(millions of Canadian $)

DB Plans	124	122	103
Other post-retirement benefit plans	9	22	23
Savings and DC Plans	58	61	59
	191	205	185

Schedule of Change in Benefit Obligations, Change in Plan Assets, and Funded Status
The Company's funded status at December 31 was comprised of the following:

at December 31	Pension Benefit Plans		Other Post-Retirement Benefit Plans
(millions of Canadian $)	2020	2019	2020	2019

Change in Benefit Obligation[1]
Benefit obligation – beginning of year	4,058	3,653	427	430
Service cost	155	126	6	5
Interest cost	133	142	14	17
Employee contributions	6	5	—	—
Benefits paid	(249)	(213)	(21)	(24)
Actuarial loss	242	394	36	13
Foreign exchange rate changes	(19)	(49)	(5)	(14)
Benefit obligation – end of year	4,326	4,058	457	427
Change in Plan Assets
Plan assets at fair value – beginning of year	3,693	3,321	406	376
Actual return on plan assets	485	505	56	52
Employer contributions[2]	124	122	9	22
Employee contributions	6	5	—	—
Benefits paid	(249)	(212)	(21)	(24)
Foreign exchange rate changes	(21)	(48)	(9)	(20)
Plan assets at fair value – end of year	4,038	3,693	441	406
Funded Status – Plan Deficit	(288)	(365)	(16)	(21)
1The benefit obligation for the Company’s pension benefit plans represents the projected benefit obligation. The benefit obligation for the Company’s other post-retirement benefit plans represents the accumulated post-retirement benefit obligation.
2Excludes a $13 million letter of credit provided to the Canadian DB Plan for funding purposes (2019 – $12 million).

Schedule of Amounts Recognized in the Balance Sheet for its DB Plans and Other Post-Retirement Benefits Plans
The amounts recognized on the Company's Consolidated balance sheet for its DB Plans and other post-retirement benefits plans were as follows:

at December 31	Pension Benefit Plans		Other Post-Retirement Benefit Plans
(millions of Canadian $)	2020	2019	2020	2019

Other long-term assets (Note 13)	29	—	178	162
Accounts payable and other	—	—	(8)	(8)
Other long-term liabilities (Note 16)	(317)	(365)	(186)	(175)
	(288)	(365)	(16)	(21)

Schedule of Benefit Obligations in Excess of Fair Value of Plan Assets
Included in the above benefit obligation and fair value of plan assets were the following amounts for plans that were not fully funded:

at December 31	Pension Benefit Plans		Other Post-Retirement Benefit Plans
(millions of Canadian $)	2020	2019	2020	2019

Projected benefit obligation[1]	(3,292)	(4,058)	(194)	(182)
Plan assets at fair value	2,975	3,693	—	—
Funded Status – Plan Deficit	(317)	(365)	(194)	(182)
1The projected benefit obligation for the pension benefit plans differs from the accumulated benefit obligation in that it includes an assumption with respect to future compensation levels.

Schedule of Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets for All DB Plans
The funded status based on the accumulated benefit obligation for all DB Plans was as follows:

at December 31	2020	2019
(millions of Canadian $)

Accumulated benefit obligation	(3,957)	(3,719)
Plan assets at fair value	4,038	3,693
Funded Status – Plan Surplus /(Deficit)	81	(26)

Schedule of Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets for Plans Not Fully Funded
Included in the above accumulated benefit obligation and fair value of plan assets are the following amounts in respect of DB Plans that were not fully funded:

at December 31
(millions of Canadian $)	2020[1]	2019

Accumulated benefit obligation	—	(2,397)
Plan assets at fair value	—	2,351
Funded Status – Plan Deficit	—	(46)
1The Company's DB Plans with respect to the accumulated benefit obligation and fair value of plan assets were fully funded at December 31, 2020.

Schedule of Weighted Average Asset Allocations and Target Allocations by Asset Category
The Company pension plans' weighted average asset allocations and target allocations by asset category were as follows:

	Percentage of Plan Assets		Target Allocations
at December 31	2020	2019	2020

Debt securities	33%	32%	25% to 45%
Equity securities	57%	58%	35% to 65%
Alternatives	10%	10%	10% to 20%
	100%	100%

Schedule of Allocation of Plan Assets, Employer and Related Party Securities
Debt and equity securities include the Company's debt and common shares as follows:

at December 31			Percentage of Plan Assets
(millions of Canadian $)	2020	2019	2020	2019

Debt securities	13	9	0.3%	0.2%
Equity securities	5	15	0.1%	0.4%

Schedule of Plan Assets for DB Plans and Other Post-Retirement Benefits Measured at Fair Value
The following table presents plan assets for DB Plans and other post-retirement benefits measured at fair value, which have been categorized into the three categories based on a fair value hierarchy. For additional information on the fair value hierarchy, refer to Note 25, Risk management and financial instruments.

at December 31	Quoted Prices in Active Markets (Level I)		Significant Other Observable Inputs (Level II)		Significant Unobservable Inputs (Level III)		Total		Percentage of Total Portfolio
(millions of Canadian $)	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019

Asset Category
Cash and Cash Equivalents	87	58	—	—	—	—	87	58	2	1
Equity Securities:
Canadian	276	402	177	189	—	—	453	591	10	14
U.S.	594	523	211	156	—	—	805	679	18	17
International	114	46	380	320	—	—	494	366	11	9
Global	116	136	368	297	—	—	484	433	11	11
Emerging	35	8	125	126	—	—	160	134	4	3
Fixed Income Securities:
Canadian Bonds:
Federal	—	—	207	198	—	—	207	198	5	5
Provincial	—	—	283	246	—	—	283	246	6	6
Municipal	—	—	13	12	—	—	13	12	—	—
Corporate	—	—	151	125	—	—	151	125	3	3
U.S. Bonds:
Federal	444	421	14	7	—	—	458	428	10	11
Municipal	—	—	2	1	—	—	2	1	—	—
Corporate	72	67	143	120	—	—	215	187	5	5
International:
Government	8	7	6	4	—	—	14	11	—	—
Corporate	—	—	48	52	—	—	48	52	1	1
Mortgage backed	47	46	4	7	—	—	51	53	1	1
Other Investments:
Real estate	—	—	—	—	213	196	213	196	5	5
Infrastructure	—	—	—	—	203	181	203	181	5	4
Private equity funds	—	—	—	—	1	2	1	2	—	—
Derivatives	—	—	(8)	—	—	—	(8)	—	—	—
Funds held on deposit	145	146	—	—	—	—	145	146	3	4
	1,938	1,860	2,124	1,860	417	379	4,479	4,099	100	100

Schedule of the Net Change in the Level III Fair Value Category
The following table presents the net change in the Level III fair value category:

(millions of Canadian $, pre-tax)

Balance at December 31, 2018	362
Purchases and sales	35
Realized and unrealized losses	(18)
Balance at December 31, 2019	379
Purchases and sales	42
Realized and unrealized losses	(4)
Balance at December 31, 2020	417

Schedule of Estimated Future Benefit Payments
The following are estimated future benefit payments, which reflect expected future service:

(millions of Canadian $)	Pension Benefits	Other Post-Retirement Benefits

2021	208	25
2022	210	25
2023	213	25
2024	215	25
2025	217	25
2026 to 2030	1,115	120

Schedule of Weighted Average Assumptions Used in Calculating Benefit Obligation
The significant weighted average actuarial assumptions adopted in measuring the Company's benefit obligations were as follows:

	Pension Benefit Plans		Other Post-Retirement Benefit Plans
at December 31	2020	2019	2020	2019

Discount rate	2.70%	3.20%	2.75%	3.35%
Rate of compensation increase	2.60%	3.00%	—	—

Schedule of Significant Weighted Average Actuarial Assumptions Adopted in Measuring Net Benefit Plan Costs
The significant weighted average actuarial assumptions adopted in measuring the Company's net benefit plan costs were as follows:

	Pension Benefit Plans			Other Post-Retirement Benefit Plans
year ended December 31	2020	2019	2018	2020	2019	2018

Discount rate	3.20%	3.90%	3.60%	3.35%	4.10%	3.70%
Expected long-term rate of return on plan assets	6.40%	6.60%	6.70%	3.50%	4.30%	4.00%
Rate of compensation increase	3.00%	3.00%	3.00%	—	—	—

Schedule of Net Benefit Costs
The net benefit cost recognized for the Company’s pension benefit plans and other post-retirement benefit plans was as follows:

at December 31	Pension Benefit Plans			Other Post-Retirement Benefit Plans
(millions of Canadian $)	2020	2019	2018	2020	2019	2018

Service cost[1]	155	126	121	6	5	4
Other components of net benefit cost[1]
Interest cost	133	142	134	14	17	14
Expected return on plan assets	(230)	(222)	(221)	(14)	(15)	(16)
Amortization of actuarial loss	21	12	15	2	2	1
Amortization of regulatory asset	25	14	18	2	2	—
Settlement charge – AOCI	—	—	4	—	—	—
	(51)	(54)	(50)	4	6	(1)
Net Benefit Cost Recognized	104	72	71	10	11	3
1    Service cost and other components of net benefit cost are included in Plant operating costs and other in the Consolidated statement of income.

Schedule of the Pre-Tax Amounts Recognized in AOCI
Pre-tax amounts recognized in AOCI were as follows:

	2020		2019		2018
at December 31	Pension Benefits	Other Post- Retirement Benefits	Pension Benefits	Other Post- Retirement Benefits	Pension Benefits	Other Post- Retirement Benefits
(millions of Canadian $)

Net loss	358	22	398	20	364	53

Schedule of the Pre-Tax Amounts Recognized in OCI
Pre-tax amounts recognized in OCI were as follows:

	2020		2019		2018
at December 31	Pension Benefits	Other Post- Retirement Benefits	Pension Benefits	Other Post- Retirement Benefits	Pension Benefits	Other Post- Retirement Benefits
(millions of Canadian $)

Amortization of net loss from AOCI to net income	(21)	(2)	(12)	(2)	(15)	(1)
Settlement	—	—	—	—	(4)	—
Funded status adjustment	(18)	3	52	(37)	110	43
	(39)	1	40	(39)	91	42